UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL CASH RESERVES

FORM N-Q

MAY 31, 2014

Notes to Schedule of Investments (unaudited)

Investments in Prime Cash Reserves Portfolio, at value $8,759,300,420.

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (48.7% at May 31, 2014) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 101.2%
Asset-Backed Commercial Paper - 0.4%
Gotham Funding Corp.	0.160%	7/14/14	$30,000,000	$29,994,400	(a)(b)
Old Line Funding LLC	0.180%	7/14/14	50,000,000	49,989,500	(a)(b)

Total Asset-Backed Commercial Paper				79,983,900

Bank Notes - 0.6%
Bank of America N.A.	0.210%	6/13/14	50,000,000	50,000,000	(b)
U.S. Bank National Association	0.100%	6/19/14	50,000,000	50,000,000

Total Bank Notes				100,000,000

Certificates of Deposit - 31.1%
Bank of Montreal	0.140%	7/1/14	45,000,000	45,000,000
Bank of Montreal	0.150%	7/15/14	100,000,000	100,000,000
Bank of Montreal	0.180%	8/28/14	165,000,000	165,000,000
Bank of Montreal	0.200%	11/10/14	75,000,000	75,000,000
Bank of Montreal	0.210%	11/13/14	50,000,000	50,000,000
Bank of Nova Scotia	0.270%	7/21/14	100,000,000	100,000,000
Bank of Nova Scotia	0.220%	8/14/14	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/15/14	125,000,000	125,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/23/14	119,000,000	119,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/28/14	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.240%	12/1/14	25,000,000	25,000,000
BNP Paribas NY Branch	0.300%	9/24/14	50,000,000	50,000,000
BNP Paribas NY Branch	0.300%	10/7/14	72,000,000	72,000,000
BNP Paribas NY Branch	0.300%	10/22/14	50,000,000	50,000,000
Branch Banking & Trust Co.	0.090%	6/23/14	300,000,000	300,000,000
Canadian Imperial Bank of Commerce	0.247%	7/15/14	50,000,000	50,000,000	(c)
Canadian Imperial Bank of Commerce	0.160%	8/1/14	200,000,000	200,000,000
Canadian Imperial Bank of Commerce	0.200%	9/24/14	53,350,000	53,350,000
Citibank N.A.	0.240%	11/4/14	25,000,000	25,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.220%	10/7/14	120,000,000	120,000,000
Credit Agricole Corp.	0.270%	6/18/14	85,000,000	85,000,000
Credit Agricole Corp.	0.260%	7/7/14	100,000,000	100,000,000
Credit Agricole Corp.	0.260%	7/8/14	97,000,000	97,000,000
Credit Agricole Corp.	0.270%	7/11/14	50,000,000	50,000,000
DnB NOR Bank ASA	0.220%	11/14/14	75,000,000	74,998,283
JPMorgan Chase Bank N.A.	0.277%	7/29/14	175,000,000	175,000,000	(c)
JPMorgan Chase Bank N.A.	0.370%	7/30/14	70,000,000	70,000,000
Mizuho Bank Ltd.	0.100%	6/4/14	200,000,000	200,000,000
Mizuho Bank Ltd.	0.250%	10/24/14	50,000,000	49,999,993
Natixis NY	0.300%	8/1/14	50,000,000	50,000,000
Nordea Bank Finland PLC	0.160%	6/11/14	50,000,000	50,001,000
Nordea Bank Finland PLC	0.215%	10/16/14	95,000,000	94,998,205
Oversea-Chinese Banking Corp. Ltd.	0.200%	6/18/14	50,000,000	49,999,778
Oversea-Chinese Banking Corp. Ltd.	0.190%	6/25/14	30,000,000	30,001,341
Oversea-Chinese Banking Corp. Ltd.	0.200%	7/21/14	75,000,000	75,000,000
Royal Bank of Canada	0.290%	6/17/14	72,000,000	72,000,000	(c)
Royal Bank of Canada	0.181%	8/18/14	75,000,000	75,000,000	(c)
Skandinaviska Enskilda Banken AB	0.250%	8/25/14	50,000,000	49,999,998
Skandinaviska Enskilda Banken AB	0.250%	10/10/14	47,000,000	46,999,994
Standard Chartered Bank NY	0.260%	8/26/14	147,000,000	147,000,000
Standard Chartered Bank NY	0.260%	9/22/14	50,000,000	50,000,000
Standard Chartered Bank NY	0.280%	10/22/14	100,000,000	100,000,000
Standard Chartered Bank NY	0.280%	11/19/14	50,000,000	50,000,000
State Street Bank & Trust Co.	0.150%	7/11/14	32,750,000	32,750,000

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - 31.1% (continued)
State Street Bank & Trust Co.	0.190%	10/8/14	$125,000,000	$125,000,000
Sumitomo Mitsui Banking Corp.	0.100%	6/5/14	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.	0.250%	7/7/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.250%	7/21/14	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.	0.250%	8/18/14	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.	0.220%	9/22/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.250%	10/1/14	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.	0.250%	11/24/14	50,000,000	50,000,000
Svenska Handelsbanken AB	0.155%	8/15/14	200,000,000	200,000,000
Svenska Handelsbanken AB	0.160%	8/20/14	120,000,000	120,000,000
Swedbank AB	0.260%	11/7/14	96,470,000	96,470,000
Toronto Dominion Bank NY	0.060%	6/3/14	90,000,000	90,000,000
Toronto Dominion Bank NY	0.150%	6/9/14	159,250,000	159,250,000
Toronto Dominion Bank NY	0.160%	8/13/14	50,000,000	50,000,000
Toronto Dominion Bank NY	0.200%	10/6/14	147,500,000	147,500,000
UBS AG Stamford Branch	0.230%	7/29/14	40,000,000	40,001,895
Wells Fargo Bank N.A.	0.220%	6/16/14	95,000,000	95,000,000
Wells Fargo Bank N.A.	0.140%	7/7/14	75,000,000	75,000,000
Wells Fargo Bank N.A.	0.210%	9/4/14	75,000,000	75,000,000

Total Certificates of Deposit				5,598,320,487

Commercial Paper - 42.8%
ANZ National International Ltd.	0.100%	6/4/14	50,000,000	49,999,722	(a)(b)
ANZ National International Ltd.	0.150%	7/1/14	59,186,000	59,178,848	(a)(b)
ANZ National International Ltd.	0.160%	8/6/14	85,000,000	84,975,445	(a)(b)
ASB Finance Ltd.	0.268%	7/22/14	65,000,000	65,000,000	(a)(c)
Australia & New Zealand Banking Group Ltd.	0.150%	7/3/14	10,000,000	9,998,708	(a)(b)
Automatic Data Processing	0.060%	6/5/14	150,000,000	149,999,250	(a)(b)
Bank Nederlandse Gemeenten NV	0.215%	7/2/14	75,000,000	74,986,562	(a)(b)
Bank Nederlandse Gemeenten NV	0.190%	10/10/14	225,000,000	224,845,625	(a)(b)
Bank Nederlandse Gemeenten NV	0.250%	10/22/14	50,000,000	49,950,694	(a)(b)
Bank of New York Mellon Corp.	0.0500 - 0.060%	6/2/14	510,000,000	510,000,000	(a)(b)
Barclays U.S. Funding LLC	0.090%	6/2/14	410,000,000	410,000,000	(b)
Barclays U.S. Funding LLC	0.270%	6/6/14	94,500,000	94,497,165	(b)
BNZ International Funding Ltd.	0.170%	6/20/14	49,000,000	48,995,835	(a)(b)
BNZ International Funding Ltd.	0.248%	5/15/15	115,000,000	115,000,000	(c)
Caisse des Depots et Consignations	0.150%	8/15/14	50,000,000	49,984,583	(b)(d)
Caisse des Depots et Consignations	0.150%	8/19/14	100,000,000	99,967,500	(b)(d)
Commonwealth Bank of Australia	0.245%	6/6/14	65,000,000	65,001,157	(a)(c)
Commonwealth Bank of Australia	0.245%	6/13/14	75,000,000	74,999,530	(a)(c)
Commonwealth Bank of Australia	0.155%	6/26/14	100,000,000	99,989,667	(a)(b)
Commonwealth Bank of Australia	0.150%	9/2/14	75,000,000	74,971,250	(a)(b)
CPPIB Capital Inc.	0.110%	6/16/14	41,000,000	40,998,246	(b)(d)
CPPIB Capital Inc.	0.140%	7/30/14	125,000,000	124,971,805	(b)(d)
Credit Suisse NY	0.250%	6/11/14	100,000,000	99,993,750	(b)
Credit Suisse NY	0.321%	6/26/14	50,000,000	49,989,333	(b)
DBS Bank Ltd.	0.230%	7/21/14	100,000,000	99,968,694	(a)(b)
DBS Bank Ltd.	0.230%	8/5/14	150,000,000	149,938,667	(a)(b)
DBS Bank Ltd.	0.230%	8/8/14	50,000,000	49,978,597	(a)(b)
Deutsche Bank Financial LLC	0.250%	7/11/14	100,000,000	99,972,917	(b)
DnB NOR Bank ASA	0.195%	7/7/14	33,000,000	32,993,744	(a)(b)
DnB NOR Bank ASA	0.225%	7/17/14	90,650,000	90,624,505	(a)(b)
DnB NOR Bank ASA	0.240%	9/24/14	50,000,000	49,962,000	(a)(b)
Fortis Funding LLC	0.080%	6/2/14	75,000,000	75,000,000	(b)
General Electric Capital Corp.	0.200%	10/14/14	100,000,000	99,925,556	(b)
General Electric Co.	0.060%	6/3/14	250,000,000	249,999,583	(b)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - 42.8% (continued)
General Electric Co.	0.060%	6/4/14	$100,000,000	$99,999,667	(b)
HSBC Bank PLC	0.276%	12/2/14	100,000,000	99,860,208	(a)(b)
HSBC Bank PLC	0.261%	2/27/15	50,000,000	49,902,500	(a)(b)
HSBC USA Inc.	0.250%	8/21/14	71,000,000	70,960,556	(b)
ING U.S. Funding LLC	0.315%	8/11/14	40,000,000	39,975,500	(b)
ING U.S. Funding LLC	0.300%	10/17/14	31,355,000	31,319,203	(b)
ING U.S. Funding LLC	0.300%	10/20/14	23,300,000	23,272,817	(b)
ING U.S. Funding LLC	0.300%	11/12/14	120,000,000	119,837,000	(b)
J.P. Morgan Securities	0.331%	1/23/15	150,000,000	149,676,875	(a)(b)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.060%	6/9/14	100,000,000	99,998,833	(b)
Mizuho Bank Ltd.	0.250%	10/22/14	75,000,000	74,926,042	(a)(b)
National Australia Funding	0.050%	6/2/14	300,000,000	300,000,000	(a)(b)
Natixis U.S. Finance Co.	0.090%	6/2/14	75,000,000	75,000,000	(b)
Natixis U.S. Finance Co.	0.220%	7/31/14	82,052,000	82,022,416	(b)
Natixis U.S. Finance Corp.	0.240%	9/2/14	125,000,000	124,923,333	(b)
Nestle Capital Corp.	0.160%	10/3/14	50,000,000	49,972,667	(a)(b)
Nestle Finance International Ltd.	0.075%	6/2/14	50,000,000	50,000,000	(b)
Nordea Bank AB	0.230%	6/3/14	30,950,000	30,949,802	(a)(b)
Nordea Bank AB	0.230%	6/4/14	11,000,000	10,999,859	(a)(b)
Nordea Bank AB	0.200%	6/9/14	72,000,000	71,997,200	(a)(b)
Nordea Bank AB	0.225%	6/24/14	50,000,000	49,993,125	(a)(b)
Nordea Bank AB	0.155%	7/10/14	39,100,000	39,093,603	(a)(b)
Nordea Bank AB	0.220%	10/14/14	95,000,000	94,922,206	(a)(b)
NRW Bank	0.105%	6/3/14	350,000,000	349,998,979	(a)(b)
NRW Bank	0.105%	6/6/14	50,000,000	49,999,417	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.240%	6/4/14	50,000,000	49,999,333	(b)
Oversea-Chinese Banking Corp. Ltd.	0.230%	7/1/14	100,000,000	99,981,472	(b)
Oversea-Chinese Banking Corp. Ltd.	0.230%	7/2/14	35,000,000	34,993,292	(b)
Oversea-Chinese Banking Corp. Ltd.	0.240%	7/22/14	43,000,000	42,985,667	(b)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/1/14	30,000,000	29,974,792	(b)
Province of Ontario	0.080%	6/6/14	50,000,000	49,999,555	(b)
Prudential PLC	0.250%	9/8/14	23,080,000	23,064,293	(a)(b)
Queensland Treasury Corp.	0.120%	7/11/14	79,000,000	78,989,730	(b)
Rabobank USA Finance Corp.	0.210%	11/12/14	50,000,000	49,952,458	(b)
Reckitt Benckiser Treasury	0.100%	6/2/14	30,000,000	30,000,000	(a)(b)
Reckitt Benckiser Treasury	0.250%	1/6/15	50,000,000	49,924,306	(a)(b)
Skandinaviska Enskilda Banken AG	0.270%	6/20/14	50,000,000	49,993,250	(a)(b)
Skandinaviska Enskilda Banken AG	0.265%	7/2/14	40,000,000	39,991,167	(a)(b)
Skandinaviska Enskilda Banken AG	0.255%	9/26/14	50,000,000	49,958,917	(a)(b)
Societe Generale N.A.	0.326%	9/10/14	50,000,000	49,954,861	(b)
Standard Chartered Bank	0.280%	10/28/14	50,000,000	49,942,445	(a)(b)
Swedbank AB	0.260%	11/4/14	50,000,000	49,944,028	(b)
Swedbank AB	0.245%	11/12/14	25,000,000	24,972,267	(b)
Total Capital SA	0.060%	6/2/14	200,000,000	200,000,000	(b)
Toyota Motor Credit Corp.	0.250%	6/24/14	50,000,000	49,992,361	(b)
Toyota Motor Credit Corp.	0.210%	11/12/14	50,000,000	49,952,458	(b)
United Overseas Bank Ltd.	0.210%	6/17/14	50,000,000	49,995,625	(a)(b)
United Overseas Bank Ltd.	0.240%	7/10/14	100,000,000	99,974,667	(a)(b)
United Overseas Bank Ltd.	0.250%	7/29/14	50,000,000	49,980,208	(a)(b)
United Overseas Bank Ltd.	0.245%	9/22/14	45,000,000	44,965,700	(a)(b)
United Overseas Bank Ltd.	0.230%	11/20/14	100,000,000	99,890,750	(a)(b)
USAA Capital Corp.	0.060%	6/3/14	90,000,000	89,999,850	(b)
Westpac Banking Corp.	0.261%	11/24/14	150,000,000	149,810,417	(a)(b)

Total Commercial Paper				7,705,444,615

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Corporate Bonds & Notes - 0.6%
Svenska Handelsbanken AB, Senior Notes	4.875%	6/10/14	$10,000,000	$10,010,195	(d)
Wells Fargo Bank N.A.	0.334%	6/22/15	100,000,000	100,000,000	(c)

Total Corporate Bonds & Notes				110,010,195

Medium-Term Notes - 0.2%
Royal Bank of Canada	1.150%	3/13/15	30,000,000	30,196,955

Time Deposits - 17.8%
Bank of Tokyo Mitsubishi	0.070%	6/2/14	250,000,000	250,000,000
Branch Banking & Trust Co.	0.060%	6/2/14	175,000,000	175,000,000
CIBC Grand Cayman	0.050%	6/2/14	100,000,000	100,000,000
CIBC Grand Cayman	0.060%	6/2/14	250,000,000	250,000,000
Credit Agricole	0.080%	6/2/14	286,623,000	286,623,000
DnB NOR Bank ASA	0.060%	6/2/14	415,000,000	415,000,000
Fortis Bank Grand Cayman	0.080%	6/2/14	200,000,000	200,000,000
Natixis Grand Cayman	0.090%	6/2/14	233,428,000	233,428,000
Nordea Finland Grand Cayman	0.050%	6/2/14	225,000,000	225,000,000
Skandinaviska Enskilda Cayman	0.060%	6/2/14	305,000,000	305,000,000
Societe Generale Grand Cayman	0.060%	6/2/14	100,000,000	100,000,000
Svenska Handelsbanken Grand Cayman	0.060%	6/2/14	160,000,000	160,000,000
Swedbank Grand Cayman	0.080%	6/2/14	500,000,000	500,000,000

Total Time Deposits				3,200,051,000

U.S. Treasury Bills - 0.2%
U.S. Treasury Bills	0.105%	4/30/15	39,670,000	39,631,586	(b)

U.S. Treasury Notes - 2.0%
U.S. Treasury Notes	0.075%	1/31/16	334,000,000	333,920,864	(c)
U.S. Treasury Notes	0.094%	4/30/16	24,250,000	24,250,470	(c)

Total U.S. Treasury Notes				358,171,334

Repurchase Agreements - 5.5%
Bank of America Corp., tri-party repurchase agreement dated 5/30/14; Proceeds at maturity - $205,225,272; (Fully collateralized by various corporate bonds and notes, 0.000% to 9.500% due 6/16/14 to 12/29/49; Market value - $218,286,570)	0.230%	11/18/14	205,000,000	205,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 5/30/14; Proceeds at maturity - $36,482,213; (Fully collateralized by various U.S. government agency obligations, 0.000% to 1.625% due 8/28/14 to 10/2/19; Market value - $37,211,698)	0.070%	6/2/14	36,482,000	36,482,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 5/30/14; Proceeds at maturity - $750,003,125; (Fully collateralized by U.S. government obligations, 3.875% due 8/15/40; Market value - $750,003,125)	0.050%	6/2/14	750,000,000	750,000,000

Total Repurchase Agreements				991,482,000

TOTAL INVESTMENTS - 101.2% (Cost - $18,213,292,072#)				18,213,292,072
Liabilities in Excess of Other Assets - (1.2)%				(223,870,149)

TOTAL NET ASSETS - 100.0%				$17,989,421,923

(a)	Commercial paper is exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$18,213,292,072	—	$18,213,292,072

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2014, the Portfolio did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2014